Organization and Business (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Business
Schedule of Real Estate Properties [Table Text Block]
As of December 31, 2012, the Company owned or maintained a partial ownership in:

							Total
	Consolidated		Units/Sq.	Unconsolidated	Units/Sq.	Total	Units/Sq.
	Properties		Feet (1)	Properties	Feet (1)	Properties	Feet (1)
Multifamily apartment communities	112	(2)	33,851	2	646	114	34,497
Commercial properties	8		2,167,000	3	350,000	11	2,517,000
______________________________

(1)	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.

(2)	Includes one property partially-owned through a joint venture entity.